RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Net loss and loss adjustment expenses	$ 127,145	$ 123,796	$ 215,782
Current accident year	157,707	143,370	251,592
Prior accident years	(30,562)	(19,574)	$ (35,810)
Short-tail business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Prior accident years	(24,900)	(30,600)
Reinsurance business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Prior accident years	(5,800)	(8,400)
Long-tail business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Prior accident years	$ 100	$ 19,400